Concentration of Risks	12 Months Ended
Dec. 31, 2024
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a) Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, time deposits, accounts receivable and accounts receivable from related parties. As of December 31, 2023 and 2024, the aggregate amount of cash and cash equivalents and restricted cash from continuing operations were $826 and $2,058, respectively. As of December 31, 2023 and 2024, the aggregate amount of cash and cash equivalents and restricted cash of $401 and $425 respectively, were held at major financial institutions located in the PRC, and $425 and $1,633, respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, the Group is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivable, and accounts receivable from related parties are both typically unsecured and are derived from revenues earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances.

(b) Business supplier, customer, and economic risk

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technology; control of telecommunication infrastructures by local regulators and industry standards; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

(i) Customer concentration risk – the Group’s main operations are dependent upon a few customers, with one particularly large customer representing 50.61% of the Group’s net revenues during the year ended December 31, 2024. It is always considered at least reasonably possible that any customer can be lost in the near time. There is no guarantee that the large customer will continue to place orders with the Group or award similar volume of business to the Group. The Group’s top five customers accounted for 96.5%, 98.4% and 91.6% of our net revenues in the years ended December 31, 2022, 2023 and 2024, respectively.

The accounts receivable from the largest single customer accounted for 65% and 95% of the Group’s total accounts receivable for the years ended December 31, 2023 and 2024, respectively.

(ii) Product concentration and geography concentration risks –For the fiscal year of 2022, approximately 96.5% of the Group’s net revenues was focused on the handset mobile device. For the fiscal year of 2023, approximately 91.3% of the Group’s net revenues was focused on the handset mobile device. For the fiscal year of 2024, approximately 93.4% of the Group’s net revenues was focused on the handset mobile device. There is no guarantee that this product type will continue to have demand in the fast-changing telecom industry or that the Group can continue to feasibly compete as a designer and manufacturer of such products.

(iii) Business supplier risk

For the Group’s continuous operations, the Group’s top five suppliers accounted for 52.9% and 43.8% of our cost of goods sold in the years ended December 31, 2023 and 2024, respectively.

(iv) Economic risk – the Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(c) Foreign currency exchange rate risk

For financial reporting purposes, the financial statements of the Group’s PRC operating subsidiaries and VIE, which are prepared using the functional currency of the PRC, Renminbi (“RMB”), are translated into the Company’s reporting currency, the United States Dollar (“U.S. dollar”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates used to translate amounts in RMB into US$ for the purposes of preparing the consolidated financial statements are as follows:

	As of December 31,
	2023	2024
Balance sheet items, except for equity accounts	7.0827	7.1884

	Years ended December 31,
	2023	2024
Items in the statements of operations and comprehensive loss	7.0464	7.1217

(d) Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing liabilities. As part of its liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.